Share-based Compensation Expenses - Share based compensation expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Share-based Compensation Expenses
Share-based compensation expense	¥ 9,406	$ 1,289	¥ 15,926	¥ 5,049
Cost of revenue
Share-based Compensation Expenses
Share-based compensation expense	261	36	216	411
Research and product development
Share-based Compensation Expenses
Share-based compensation expense	261	36	216	572
Sales and marketing
Share-based Compensation Expenses
Share-based compensation expense	126	17	86	657
General and administrative
Share-based Compensation Expenses
Share-based compensation expense	¥ 8,758	$ 1,200	¥ 15,408	¥ 3,409